Property and Equipment	12 Months Ended
Dec. 31, 2020
Property and Equipment
Note 2. Property and Equipment

Property and equipment, net consisted of the following:

	December 31,
	2020	2019
Office furniture, equipment and software	$206,000	$197,000
Less accumulated depreciation	(162,000)	(141,000)
Property and equipment, net	$44,000	$56,000

Depreciation expense for the years ended December 31, 2020 and 2019 was $21,000 and $12,000, respectively.